First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – Emerging Markets Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.8%
Issuer	Shares	Value ($)
Argentina 1.8%
Globant SA(a)	7,575	1,242,376
MercadoLibre, Inc.(a)	2,458	3,239,791
Total		4,482,167
Brazil 7.5%
Afya Ltd., Class A(a)	74,563	832,123
B3 SA - Brasil Bolsa Balcao	906,648	1,847,838
Banco BTG Pactual SA	357,121	1,381,008
Banco do Brasil SA	104,503	807,002
Itaú Unibanco Holding SA, ADR	626,378	3,050,461
JBS S/A	324,896	1,141,009
Localiza Rent a Car SA	254,960	2,678,653
Petro Rio SA(a)	403,532	2,486,422
Petroreconcavo S/A	215,190	862,297
Sendas Distribuidora S/A	598,214	1,831,779
WEG SA	167,631	1,339,474
Total		18,258,066
Canada 0.9%
Parex Resources, Inc.	118,123	2,197,271
China 29.7%
Alibaba Group Holding Ltd.(a)	181,300	2,296,254
Bafang Electric Suzhou Co., Ltd., Class A	45,269	696,972
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	248,400	1,208,305
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	1
China Tourism Group Duty Free Corp., Ltd., Class A	88,700	2,368,652
Eastroc Beverage Group Co., Ltd., Class A	42,500	1,192,114
Full Truck Alliance Co., Ltd., ADR(a)	182,755	1,390,766
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	693,300	2,932,773
JD.com, Inc., ADR	107,197	4,704,876
JD.com, Inc., Class A	43,714	954,547
Kingdee International Software Group Co., Ltd.(a)	627,150	1,013,082
Kuaishou Technology(a)	110,500	849,670
Kweichow Moutai Co., Ltd., Class A	6,900	1,822,701
Li Ning Co., Ltd.	513,000	4,034,188
Medlive Technology Co., Ltd.(d)	216,754	299,425
Meituan, Class B(a)	367,920	6,674,886
Common Stocks (continued)
Issuer	Shares	Value ($)
Midea Group Co., Ltd., Class A	377,500	2,953,847
NetEase, Inc.	285,540	5,040,605
PDD Holdings, Inc., ADR(a)	44,044	3,342,940
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	61,800	2,803,999
Shenzhou International Group Holdings Ltd.	118,400	1,242,035
Songcheng Performance Development Co., Ltd., Class A	1,154,200	2,737,929
Sungrow Power Supply Co., Ltd., Class A	68,400	1,045,996
Tencent Holdings Ltd.	342,901	16,757,340
Wuliangye Yibin Co., Ltd., Class A	29,600	845,684
WuXi Biologics Cayman, Inc.(a)	155,500	958,185
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	524,900	1,965,220
Total		72,132,992
Greece 1.6%
Eurobank Ergasias SA(a)	714,561	946,782
JUMBO SA	50,103	1,063,191
National Bank of Greece SA(a)	235,104	1,144,725
OPAP SA	51,716	829,471
Total		3,984,169
Hong Kong 1.5%
AIA Group Ltd.	119,000	1,247,996
Hong Kong Exchanges and Clearing Ltd.	13,700	607,249
Sands China Ltd.(a)	340,800	1,183,936
Techtronic Industries Co., Ltd.	53,503	579,711
Total		3,618,892
India 15.6%
Apollo Hospitals Enterprise Ltd.	68,037	3,578,113
Astral Ltd.	46,484	758,152
AU Small Finance Bank Ltd.	220,006	1,556,472
Balkrishna Industries Ltd.	24,388	580,674
Cholamandalam Investment and Finance Co., Ltd.	286,411	2,661,234
Dixon Technologies India Ltd.	13,953	487,822
Eicher Motors Ltd.	50,729	1,822,765
HDFC Bank Ltd., ADR	103,560	6,904,345
ICICI Bank Ltd., ADR	330,391	7,129,838
Infosys Ltd., ADR	68,248	1,190,245
2	Columbia Variable Portfolio – Emerging Markets Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Larsen & Toubro Ltd.	142,106	3,751,074
Mahindra & Mahindra Ltd.	158,032	2,233,219
Max Healthcare Institute Ltd.(a)	103,673	557,588
Reliance Industries Ltd.	132,461	3,766,474
WNS Holdings Ltd., ADR(a)	10,591	986,763
Total		37,964,778
Indonesia 8.3%
Bank Negara Indonesia Persero Tbk PT	4,769,000	2,984,155
PT Astra International Tbk	6,455,500	2,586,661
PT Bank BTPN Syariah Tbk	7,985,800	1,166,677
PT Bank Central Asia Tbk	10,691,000	6,254,707
PT Bank Rakyat Indonesia Persero Tbk	22,361,939	7,085,443
Total		20,077,643
Kazakhstan 0.6%
Kaspi.KZ JSC, GDR(b),(c),(d)	19,550	1,476,025
Malaysia 0.6%
CIMB Group Holdings Bhd	596,900	719,351
Public Bank Bhd	867,900	787,626
Total		1,506,977
Mexico 3.7%
Grupo Aeroportuario del Centro Norte SAB de CV	91,483	1,021,645
Grupo Aeroportuario del Pacifico SAB de CV	50,113	977,593
Grupo Financiero Banorte SAB de CV, Class O	451,559	3,801,916
Wal-Mart de Mexico SAB de CV, Class V	764,245	3,053,587
Total		8,854,741
Philippines 1.0%
Ayala Land, Inc.	2,437,000	1,194,388
BDO Unibank, Inc.	474,770	1,126,002
Total		2,320,390
Poland 1.0%
Dino Polska SA(a)	26,266	2,385,750
Russian Federation 0.0%
Detsky Mir PJSC(a),(b),(c),(e)	911,435	0
Fix Price Group PLC, GDR(a),(b),(c),(d),(e)	502,952	1
Ozon Holdings PLC, ADR(a),(b),(c),(e)	58,548	0
TCS Group Holding PLC, GDR(a),(b),(c),(e)	26,653	0
Yandex NV, Class A(a),(b),(c),(e)	73,098	0
Total		1
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 2.5%
Absa Group Ltd.	208,311	2,129,207
Capitec Bank Holdings Ltd.	16,405	1,554,988
Clicks Group Ltd.	43,489	628,044
Shoprite Holdings Ltd.	131,541	1,641,555
Total		5,953,794
South Korea 10.1%
Coupang, Inc.(a)	115,269	1,844,304
Hana Financial Group, Inc.	35,515	1,112,293
Samsung Biologics Co., Ltd.(a)	2,096	1,270,520
Samsung Electro-Mechanics Co., Ltd.	17,173	2,027,638
Samsung Electronics Co., Ltd.	230,508	11,398,842
Samsung SDI Co., Ltd.	6,506	3,695,661
SK Hynix, Inc.	47,360	3,241,080
Total		24,590,338
Taiwan 8.9%
Chailease Holding Co., Ltd.	113,400	833,985
Delta Electronics	212,000	2,103,388
Taiwan Semiconductor Manufacturing Co., Ltd.	1,032,838	18,100,095
Unimicron Technology Corp.	108,356	528,481
Total		21,565,949
Thailand 1.5%
Kasikornbank PCL, Foreign Registered Shares	592,500	2,298,400
PTT Exploration & Production PCL	307,100	1,349,495
Total		3,647,895
Total Common Stocks (Cost $231,391,993)		235,017,838

Preferred Stocks 1.4%
Issuer	Shares	Value ($)
South Korea 1.4%
Samsung Electronics Co., Ltd.	80,792	3,362,127
Total Preferred Stocks (Cost $2,092,325)		3,362,127

Columbia Variable Portfolio – Emerging Markets Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2023 (Unaudited)
Rights 0.0%
Issuer	Shares	Value ($)
Brazil 0.0%
Localiza Rent a Car SA(a)	1,140	2,953
Total Rights (Cost $—)		2,953

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(f),(g)	4,211,600	4,210,758
Total Money Market Funds (Cost $4,210,803)		4,210,758
Total Investments in Securities (Cost $237,695,121)		242,593,676
Other Assets & Liabilities, Net		149,713
Net Assets		$242,743,389
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2023, the total value of these securities amounted to $1,476,027, which represents 0.61% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2023, the total value of these securities amounted to $1,775,451, which represents 0.73% of total net assets.
(e)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2023, the total market value of these securities amounted to $1, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-09/21/2020	911,435	1,345,538	—
Fix Price Group PLC, GDR	03/05/2021-03/08/2021	502,952	4,907,336	1
Ozon Holdings PLC, ADR	12/17/2020-09/21/2021	58,548	2,951,530	—
TCS Group Holding PLC, GDR	01/10/2018-01/25/2022	26,653	726,918	—
Yandex NV, Class A	09/01/2017-04/02/2020	73,098	2,575,554	—
			12,506,876	1

(f)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	9,344,347	11,393,895	(16,526,700)	(784)	4,210,758	369	68,222	4,211,600
4	Columbia Variable Portfolio – Emerging Markets Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2023 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Emerging Markets Fund | First Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7007_12_B01_(05/23)